D

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account D

Annual Report

DECEMBER 31, 2007

Ohio National Variable Account D

Ohio National Financial Services

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2007 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2007 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 74,209 Shares (Cost $1,931,403)	$2,200,294	$2,200,294
Money Market Subaccount 319,722 Shares (Cost $3,197,222)	3,197,222	3,197,222
Bond Subaccount 51,151 Shares (Cost $559,312)	585,164	585,164
Omni Subaccount 50,656 Shares (Cost $803,417)	840,894	840,894
International Subaccount 125,607 Shares (Cost $1,414,136)	1,761,015	1,761,015
Capital Appreciation Subaccount 64,200 Shares (Cost $987,243)	1,312,880	1,312,880
Millennium Subaccount 56,097 Shares (Cost $1,128,429)	1,409,724	1,409,724
International Small Co. Subaccount 48,832 Shares (Cost $997,142)	1,332,618	1,332,618
Aggressive Growth Subaccount 49,562 Shares (Cost $337,833)	458,444	458,444
Small Cap Growth Subaccount 22,768 Shares (Cost $219,933)	285,515	285,515
Mid Cap Opportunity Subaccount 75,096 Shares (Cost $1,130,539)	1,689,658	1,689,658
S&P 500 Index Subaccount 204,302 Shares (Cost $2,631,387)	3,138,080	3,138,080
Blue Chip Subaccount 19,600 Shares (Cost $220,003)	231,481	231,481
High Income Bond Subaccount 68,238 Shares (Cost $610,180)	660,541	660,541
Capital Growth Subaccount 10,838 Shares (Cost $196,209)	255,449	255,449
Nasdaq-100 Index Subaccount 48,733 Shares (Cost $198,528)	261,207	261,207
Bristol Subaccount 3,065 Shares (Cost $36,902)	42,971	42,971
Bryton Growth Subaccount 4,871 Shares (Cost $52,693)	64,935	64,935
U.S. Equity Subaccount 732 Shares (Cost $10,584)	11,311	11,311
Balanced Subaccount 911 Shares (Cost $12,304)	13,393	13,393

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 1,296 Shares (Cost $14,668)	$16,191	$16,191

Dow Target 10 Portfolios:
First Quarter Subaccount 496 Shares (Cost $4,693)	5,769	5,769
Second Quarter Subaccount 374 Shares (Cost $4,229)	5,197	5,197
Third Quarter Subaccount 391 Shares (Cost $3,874)	4,551	4,551
Fourth Quarter Subaccount 372 Shares (Cost $4,198)	4,756	4,756

Dow Target 5 Portfolios:
First Quarter Subaccount 134 Shares (Cost $1,552)	1,887	1,887
Second Quarter Subaccount 161 Shares (Cost $1,847)	2,163	2,163
Third Quarter Subaccount 192 Shares (Cost $1,928)	2,206	2,206
Fourth Quarter Subaccount 138 Shares (Cost $1,512)	1,785	1,785

Janus Adviser Series — Class S:
Large Cap Growth Subaccount 29,711 Shares (Cost $635,292)	798,638	798,638
Worldwide Subaccount 13,657 Shares (Cost $407,863)	493,851	493,851
Balanced Subaccount 51,439 Shares (Cost $1,301,566)	1,347,707	1,347,707
International Growth Subaccount 23,828 Shares (Cost $1,220,084)	1,535,028	1,535,028

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,641 Shares (Cost $33,167)	36,142	36,142
Small/Mid Cap Value Subaccount 46 Shares (Cost $581)	506	506
Discovery Subaccount 5,343 Shares (Cost $70,169)	107,443	107,443

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 29,897 Shares (Cost $361,081)	374,605	374,605

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount 5,955 Shares (Cost $74,028)	$78,374	$78,374
Capital Growth Subaccount 1,0387 Shares (Cost $109,952)	132,231	132,231

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 38,031 Shares (Cost $912,444)	838,584	838,584
Core Plus Fixed Income Subaccount 2,458 Shares (Cost $28,126)	28,468	28,468

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 69,618 Shares (Cost $1,352,843)	1,785,002	1,785,002
Small Cap Subaccount 75,990 Shares (Cost $1,022,685)	758,380	758,380
U.S. Strategic Equity Subaccount 1,103 Shares (Cost $13,467)	11,217	11,217
International Equity Subaccount 3,183 Shares (Cost $44,675)	42,490	42,490

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 62,675 Shares (Cost $1,861,946)	2,233,095	2,233,095
VIP Contrafund Subaccount 89,381 Shares (Cost $2,589,668)	2,454,406	2,454,406
VIP Growth Subaccount 11,617 Shares (Cost $376,904)	518,686	518,686
VIP Equity-Income Subaccount 20,916 Shares (Cost $532,139)	492,997	492,997

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 6,110 Shares (Cost $91,555)	99,650	99,650
Investors Growth Stock Subaccount 21,202 Shares (Cost $203,033)	245,309	245,309
Mid Cap Growth Subaccount 15,110 Shares (Cost $100,498)	113,628	113,628
Total Return Subaccount 35,008 Shares (Cost $704,987)	750,561	750,561

J.P. Morgan Series Trust II:
Small Company Subaccount 12,180 Shares (Cost $195,722)	195,612	195,612

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount 16,625 Shares (Cost $469,943)	$509,900	$509,900

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 68,674 Shares (Cost $855,643)	863,233	863,233
Total Return Subaccount 45,385 Shares (Cost $464,277)	476,093	476,093
Global Bond Subaccount 14,656 Shares (Cost $182,597)	187,308	187,308

Calvert Variable Series Inc.:
Social Equity Subaccount 4,777 Shares (Cost $75,433)	97,350	97,350

Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount 625 Shares (Cost $23,775)	27,860	27,860

Royce Capital Fund:
Small-Cap Subaccount 109,075 Shares (Cost $1,074,988)	1,086,388	1,086,388
Micro-Cap Subaccount 36,494 Shares (Cost $492,512)	491,568	491,568

The Prudential Series Fund Inc.:
Jennison Subaccount 1,560 Shares (Cost $32,223)	36,155	36,155
Jennison 20/20 Focus Subaccount 25,260 Shares (Cost $418,066)	398,610	398,610

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 4,194 Shares (Cost $9,810)	14,932	14,932

UBS Series Trust — Class I:
U.S. Allocation Subaccount 30 Shares (Cost $430)	465	465

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 877 Shares (Cost $20,129)	19,022	19,022
Investors Subaccount 1,559 Shares (Cost $26,716)	25,760	25,760

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 13,796 Shares (Cost $247,469)	$279,377	$279,377
Franklin Flex Cap Growth Securities Subaccount 413 Shares (Cost $5,076)	5,256	5,256
Franklin Income Securities Subaccount 32,368 Shares (Cost $548,007)	560,290	560,290

Totals	$40,349,478	$40,349,478

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital
	Equity	Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$1,041	$103,385	$0	$14,653	$0	$6,307	$0
Risk & administrative expense (note 2)	(34,666)	(28,930)	(7,687)	(11,712)	(23,238)	(18,227)	(18,223)

Net investment activity	(33,625)	74,455	(7,687)	2,941	(23,238)	(11,920)	(18,223)

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	144,400	(143)	7,307	7,412	27,478	50,438	37,668
Unrealized gain (loss)	(277,374)	0	13,464	37,468	124,674	(7,512)	274,794

Net gain (loss) on investments	(132,974)	(143)	20,771	44,880	152,152	42,926	312,462

Net increase (decrease) in contract owners’ equity from operations	$(166,599)	$74,312	$13,084	$47,821	$128,914	$31,006	$294,239

	Ohio National Fund, Inc.
	International	Aggressive	Small Cap	Mid Cap	S&P		High Income
	Small Co.	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$42,610	$2,829	$0
Risk & administrative expense (note 2)	(16,837)	(5,432)	(3,778)	(22,548)	(43,510)	(3,354)	(8,488)

Net investment activity	(16,837)	(5,432)	(3,778)	(22,548)	(900)	(525)	(8,488)

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	121,065	12,511	18,423	96,684	102,683	7,880	28,391
Unrealized gain (loss)	53,917	89,481	17,486	171,939	17,762	(32,457)	(7,738)

Net gain (loss) on investments	174,982	101,992	35,909	268,623	120,445	(24,577)	20,653

Net increase (decrease) in contract owners’ equity from operations	$158,145	$96,560	$32,131	$246,075	$119,545	$(25,102)	$12,165

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
	Capital	Nasdaq-100		Bryton			Income
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Opportunity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(a)
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$227	$0	$40	$0	$0
Risk & administrative expense (note 2)	(3,298)	(3,446)	(522)	(885)	(88)	(131)	(185)

Net investment activity	(3,298)	(3,446)	(295)	(885)	(48)	(131)	(185)

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	10,385	25,433	500	2,858	97	141	121
Unrealized gain (loss)	15,225	17,986	1,998	3,561	650	849	980

Net gain (loss) on investments	25,610	43,419	2,498	6,419	747	990	1,101

Net increase (decrease) in contract owners’ equity from operations	$22,312	$39,973	$2,203	$5,534	$699	$859	$916

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk & administrative expense (note 2)	(80)	(66)	(54)	(55)	(26)	(29)	(24)	(23)

Net investment activity	(80)	(66)	(54)	(55)	(26)	(29)	(24)	(23)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	16	13	41	28	130	194	21	94
Unrealized gain (loss)	13	159	137	97	(81)	(106)	96	36

Net gain (loss) on investments	29	172	178	125	49	88	117	130

Net increase (decrease) in contract owners’ equity from operations	$(51)	$106	$124	$70	$23	$59	$93	$107

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

					Wells Fargo Advantage Variable
	Janus Adviser Series — Class S				Trust Funds
	Large Cap			International		Small/Mid
	Growth	Worldwide	Balanced	Growth	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$1,829	$897	$25,436	$15,062	$302	$0	$0
Risk & administrative expense (note 2)	(10,876)	(7,322)	(16,939)	(15,437)	(1,780)	(7)	(2,136)

Net investment activity	(9,047)	(6,425)	8,497	(375)	(1,478)	(7)	(2,136)

Reinvested capital gains	0	0	107,388	73,104	7,065	89	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	39,339	37,066	16,023	94,888	70,230	0	49,601
Unrealized gain (loss)	60,975	15,261	(31,854)	69,650	(56,335)	(93)	(14,430)

Net gain (loss) on investments	100,314	52,327	(15,831)	164,538	13,895	(93)	35,171

Net increase (decrease) in contract owners’ equity from operations	$91,267	$45,902	$100,054	$237,267	$19,482	$(11)	$33,035

				Van Kampen Universal
				Institutional Funds —		Lazard Retirement
	Goldman Sachs Variable Insurance Trust			Class I		Series, Inc.
	Growth &	Structured	Capital	U.S.	Core Plus	Emerging
	Income	U.S. Equity	Growth	Real Estate	Fixed Income	Markets	Small Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$7,009	$869	$241	$11,443	$1,298	$18,779	$0
Risk & administrative expense (note 2)	(5,020)	(2,025)	(1,716)	(13,769)	(411)	(21,020)	(11,289)

Net investment activity	1,989	(1,156)	(1,475)	(2,326)	887	(2,241)	(11,289)

Reinvested capital gains	36,089	6,098	0	89,366	0	251,334	318,748

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	9,819	17,030	4,522	49,301	(245)	116,017	8,035
Unrealized gain (loss)	(49,135)	(24,958)	6,947	(331,612)	492	51,613	(384,516)

Net gain (loss) on investments	(39,316)	(7,928)	11,469	(282,311)	247	167,630	(376,481)

Net increase (decrease) in contract owners’ equity from operations	$(1,238)	$(2,986)	$9,994	$(195,271)	$1,134	$416,723	$(69,022)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

	Lazard Retirement		Fidelity Variable Insurance Products Fund —
	Series, Inc.		Service Class 2
	U.S. Strategic	International	VIP	VIP	VIP	VIP Equity-
	Equity	Equity	Mid Cap	Contrafund	Growth	Income
	Subaccount(b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$135	$1,390	$10,315	$17,725	$1,710	$8,244
Risk & administrative expense (note 2)	(114)	(709)	(28,947)	(29,946)	(6,218)	(5,607)

Net investment activity	21	681	(18,632)	(12,221)	(4,508)	2,637

Reinvested capital gains	2,213	9,260	176,960	605,298	324	41,595

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	127	(182)	101,851	108,509	24,559	7,631
Unrealized gain (loss)	(2,828)	(5,260)	10,415	(379,954)	82,671	(56,808)

Net gain (loss) on investments	(2,701)	(5,442)	112,266	(271,445)	107,230	(49,177)

Net increase (decrease) in contract owners’ equity from operations	$(467)	$4,499	$270,594	$321,632	$103,046	$(4,945)

					J.P. Morgan Series
	MFS Variable Insurance Trust — Service Class				Trust II
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$190	$0	$18,038	$18	$4,213
Risk & administrative expense (note 2)	(1,180)	(3,116)	(1,493)	(10,495)	(2,895)	(6,535)

Net investment activity	(1,180)	(2,926)	(1,493)	7,543	(2,877)	(2,322)

Reinvested capital gains	5,935	0	4,018	18,803	9,462	21,252

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	742	2,264	1,336	19,613	7,347	39,438
Unrealized gain (loss)	(5,876)	21,158	4,108	(25,164)	(28,313)	(58,833)

Net gain (loss) on investments	(5,134)	23,422	5,444	(5,551)	(20,966)	(19,395)

Net increase (decrease) in contract owners’ equity from operations	$(379)	$20,496	$7,969	$20,795	$(14,381)	$(465)

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Class	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$38,215	$19,517	$5,031	$0	$489	$581	$7,274
Risk & administrative expense (note 2)	(11,031)	(5,465)	(2,059)	(1,232)	(432)	(15,325)	(6,191)

Net investment activity	27,184	14,052	2,972	(1,232)	57	(14,744)	1,083

Reinvested capital gains	2,042	0	394	4,783	0	50,574	41,449

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(8,206)	(448)	(607)	1,088	1,536	31,589	23,084
Unrealized gain (loss)	52,223	17,107	9,571	2,793	(46)	(116,411)	(58,704)

Net gain (loss) on investments	44,017	16,659	8,964	3,881	1,490	(84,822)	(35,620)

Net increase (decrease) in contract owners’ equity from operations	$73,243	$30,711	$12,330	$7,432	$1,547	$(48,992)	$6,912

			Old Mutual	UBS Series
	The Prudential Series		Insurance	Trust —	Legg Mason Partners
	Fund, Inc.		Series Fund	Class I	Variable Equity Trust — Class I (note 4)
		Jennison	Technology &	U.S.		Fundamental
	Jennison	20/20 Focus	Communications	Allocation	All Cap	Value	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$459	$0	$36	$4	$233	$329
Risk & administrative expense (note 2)	(483)	(4,487)	(187)	(13)	(6)	(51)	(99)

Net investment activity	(483)	(4,028)	(187)	23	(2)	182	230

Reinvested capital gains	0	36,303	0	0	76	864	604

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,400	23,207	645	146	83	321	367
Unrealized gain (loss)	2,658	(32,777)	3,088	(171)	(87)	(1,107)	(995)

Net gain (loss) on investments	4,058	(9,570)	3,733	(25)	(4)	(786)	(628)

Net increase (decrease) in contract owners’ equity from operations	$3,575	$22,705	$3,546	$(2)	$70	$260	$206

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2007

	Franklin Templeton Variable Insurance
	Products Trust — Class 2
	Templeton	Franklin Flex	Franklin
	Foreign	Cap Growth	Income
	Securities	Securities	Securities	Total
	Subaccount	Subaccount	Subaccount	Subaccounts
	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$3,661	$2	$17,514	$409,580
Risk & administrative expense (note 2)	(2,535)	(28)	(6,952)	(519,120)

Net investment activity	1,126	(26)	10,562	(109,540)

Reinvested capital gains	8,350	0	3,248	1,933,088

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	4,373	71	6,376	1,612,155
Unrealized gain (loss)	14,963	148	(13,472)	(736,394)

Net gain (loss) on investments	19,336	219	(7,096)	875,761

Net increase (decrease) in contract owners’ equity from operations	$28,812	$193	$6,714	$2,699,309

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33,625)	$(38,218)	$74,455	$57,763	$(7,687)	$12,774	$2,941	$(67)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	144,400	103,405	(143)	(1,146)	7,307	2,546	7,412	(9,849)
Unrealized gain (loss)	(277,374)	65,212	0	0	13,464	264	37,468	99,685

Net increase (decrease) in contract owners’ equity from operations	(166,599)	130,399	74,312	56,617	13,084	15,584	47,821	89,769

Equity transactions:
Contract purchase payments	299,918	441,383	540,265	417,031	84,912	74,428	71,563	78,482
Transfers (to) and from other subaccounts	(359,828)	(531,948)	376,577	131,528	41,861	(1,116)	(34,960)	24,456
Transfers (to) and from fixed dollar contract	(8,944)	(8,281)	1,034,630	(76,758)	0	(914)	(30,130)	(15,877)
Withdrawals, surrenders and death benefit payments	(394,711)	(309,431)	(518,420)	(539,473)	(92,199)	(45,072)	(88,754)	(112,835)
Surrender charges (note 2)	(6,397)	(1,245)	(654)	(5,941)	0	(119)	(72)	0

Net equity transactions	(469,962)	(409,522)	1,432,398	(73,613)	34,574	27,207	(82,353)	(25,774)

Net change in contract owners’ equity	(636,561)	(279,123)	1,506,710	(16,996)	47,658	42,791	(34,532)	63,995
Contract owners’ equity:
Beginning of period	2,836,855	3,115,978	1,690,512	1,707,508	537,506	494,715	875,426	811,431

End of period	$2,200,294	$2,836,855	$3,197,222	$1,690,512	$585,164	$537,506	$840,894	$875,426

Change in units:
Beginning units	119,200	137,802	125,710	131,260	30,295	28,735	56,717	58,780

Units purchased	13,809	24,369	419,791	218,464	12,421	7,038	4,578	9,020
Units redeemed	(33,436)	(42,971)	(315,897)	(224,014)	(10,485)	(5,478)	(9,683)	(11,083)

Ending units	99,573	119,200	229,604	125,710	32,231	30,295	51,612	56,717

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,238)	$(17,219)	$(11,920)	$(12,729)	$(18,223)	$(18,376)	$(16,837)	$(11,646)
Reinvested capital gains	0	0	0	0	0	0	0	27,594
Realized gain (loss)	27,478	23,904	50,438	116,137	37,668	(24,967)	121,065	126,816
Unrealized gain (loss)	124,674	236,511	(7,512)	72,424	274,794	114,493	53,917	63,567

Net increase (decrease) in contract owners’ equity from operations	128,914	243,196	31,006	175,832	294,239	71,150	158,145	206,331

Equity transactions:
Contract purchase payments	130,130	159,874	197,569	199,059	127,307	183,994	172,809	147,171
Transfers (to) and from other subaccounts	(1,452)	49,335	(67,805)	(130,552)	(52,768)	(264,231)	(48,954)	218,901
Transfers (to) and from fixed dollar contract	(410)	(10,422)	(729)	725	2,085	(2,809)	4,120	5,272
Withdrawals, surrenders and death benefit payments	(115,567)	(202,540)	(85,468)	(415,271)	(171,190)	(279,186)	(90,516)	(232,307)
Surrender charges (note 2)	(1,900)	(75)	(358)	(5,342)	(269)	(695)	(1,212)	(759)

Net equity transactions	10,801	(3,828)	43,209	(351,381)	(94,835)	(362,927)	36,247	138,278

Net change in contract owners’ equity	139,715	239,368	74,215	(175,549)	199,404	(291,777)	194,392	344,609
Contract owners’ equity:
Beginning of period	1,621,300	1,381,932	1,238,665	1,414,214	1,210,320	1,502,097	1,138,226	793,617

End of period	$1,761,015	$1,621,300	$1,312,880	$1,238,665	$1,409,724	$1,210,320	$1,332,618	$1,138,226

Change in units:
Beginning units	96,649	96,914	39,212	51,407	46,632	61,317	35,636	30,976

Units purchased	9,126	17,537	6,575	7,486	5,499	7,666	15,417	24,915
Units redeemed	(8,555)	(17,802)	(5,212)	(19,681)	(8,449)	(22,351)	(15,056)	(20,255)

Ending units	97,220	96,649	40,575	39,212	43,682	46,632	35,997	35,636

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,432)	$(4,434)	$(3,778)	$(3,398)	$(22,548)	$(21,065)	$(900)	$(6,539)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	12,511	7,245	18,423	22,559	96,684	92,802	102,683	48,260
Unrealized gain (loss)	89,481	10,013	17,486	29,033	171,939	56,884	17,762	346,654

Net increase (decrease) in contract owners’ equity from operations	96,560	12,824	32,131	48,194	246,075	128,621	119,545	388,375

Equity transactions:
Contract purchase payments	56,023	82,931	58,129	61,552	181,215	176,017	384,098	440,269
Transfers (to) and from other subaccounts	37,973	(24,887)	(565)	(34,585)	(24,777)	(146,478)	(167,136)	(155,186)
Transfers (to) and from fixed dollar contract	0	0	0	(6,093)	(4,718)	267	0	(20,032)
Withdrawals, surrenders and death benefit payments	(56,671)	(103,252)	(59,806)	(49,379)	(255,228)	(241,141)	(390,353)	(443,809)
Surrender charges (note 2)	0	(240)	(22)	0	(2,083)	(222)	(64)	(749)

Net equity transactions	37,325	(45,448)	(2,264)	(28,505)	(105,591)	(211,557)	(173,455)	(179,507)

Net change in contract owners’ equity	133,885	(32,624)	29,867	19,689	140,484	(82,936)	(53,910)	208,868
Contract owners’ equity:
Beginning of period	324,559	357,183	255,648	235,959	1,549,174	1,632,110	3,191,990	2,983,122

End of period	$458,444	$324,559	$285,515	$255,648	$1,689,658	$1,549,174	$3,138,080	$3,191,990

Change in units:
Beginning units	37,755	43,367	17,514	20,035	62,753	71,529	164,844	175,266

Units purchased	10,569	11,121	5,044	16,345	8,087	8,258	21,765	26,389
Units redeemed	(6,601)	(16,733)	(5,262)	(18,866)	(11,981)	(17,034)	(30,264)	(36,811)

Ending units	41,723	37,755	17,296	17,514	58,859	62,753	156,345	164,844

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(525)	$(331)	$(8,488)	$(6,817)	$(3,298)	$(3,032)	$(3,446)	$(3,090)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,880	3,025	28,391	7,432	10,385	13,232	25,433	4,865
Unrealized gain (loss)	(32,457)	24,651	(7,738)	43,238	15,225	23,909	17,986	10,173

Net increase (decrease) in contract owners’ equity from operations	(25,102)	27,345	12,165	43,853	22,312	34,109	39,973	11,948

Equity transactions:
Contract purchase payments	56,568	64,167	136,457	129,696	44,146	49,229	45,186	41,524
Transfers (to) and from other subaccounts	16,642	2,871	(17,296)	76,215	1,675	(8,246)	23,913	(14,303)
Transfers (to) and from fixed dollar contract	0	0	506	886	0	3,396	0	0
Withdrawals, surrenders and death benefit payments	(47,641)	(12,860)	(44,074)	(81,889)	(26,760)	(83,717)	(92,071)	(20,852)
Surrender charges (note 2)	(21)	(50)	(19)	(220)	0	(2,086)	0	(7)

Net equity transactions	25,548	54,128	75,574	124,688	19,061	(41,424)	(22,972)	6,362

Net change in contract owners’ equity	446	81,473	87,739	168,541	41,373	(7,315)	17,001	18,310
Contract owners’ equity:
Beginning of period	231,035	149,562	572,802	404,261	214,076	221,391	244,206	225,896

End of period	$231,481	$231,035	$660,541	$572,802	$255,449	$214,076	$261,207	$244,206

Change in units:
Beginning units	18,587	13,814	39,430	30,240	21,897	26,840	59,086	57,491

Units purchased	6,719	6,834	27,032	18,139	5,788	7,720	19,965	10,971
Units redeemed	(4,624)	(2,061)	(21,946)	(8,949)	(3,876)	(12,663)	(25,033)	(9,376)

Ending units	20,682	18,587	44,516	39,430	23,809	21,897	54,018	59,086

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced		Income Opportunity
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount(a)
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(295)	$(229)	$(885)	$(590)	$(48)	$(1)	$(131)	$40	$(185)	$(144)
Reinvested capital gains	0	0	0	341	0	0	0	0	0	0
Realized gain (loss)	500	914	2,858	1,774	97	0	141	1	121	397
Unrealized gain (loss)	1,998	2,743	3,561	4,141	650	77	849	236	980	245

Net increase (decrease) in contract owners’ equity from operations	2,203	3,428	5,534	5,666	699	76	859	277	916	498

Equity transactions:
Contract purchase payments	11,452	12,039	18,277	11,873	7,475	2,215	6,149	4,075	3,319	8,074
Transfers (to) and from other subaccounts	(2,778)	3,697	(4,423)	1,968	2,338	0	3,689	2,130	(33)	(5,000)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	350	0	0	0
Withdrawals, surrenders and death benefit payments	0	(8,175)	(5,472)	(5,671)	(1,526)	0	(4,929)	550	966	(5,000)
Surrender charges (note 2)	0	0	0	0	0	0	0	0	0	0

Net equity transactions	8,674	7,561	8,382	8,170	8,287	2,215	5,259	6,755	4,252	(1,926)

Net change in contract owners’ equity	10,877	10,989	13,916	13,836	8,986	2,291	6,118	7,032	5,168	(1,428)
Contract owners’ equity:
Beginning of period	32,094	21,105	51,019	37,183	2,325	34	7,275	243	11,023	12,451

End of period	$42,971	$32,094	$64,935	$51,019	$11,311	$2,325	$13,393	$7,275	$16,191	$11,023

Change in units:
Beginning units	2,305	1,741	4,447	3,733	190	3	610	23	1,010	1,172

Units purchased	792	1,227	1,597	1,772	754	187	819	587	479	766
Units redeemed	(194)	(663)	(823)	(1,058)	(116)	0	(416)	0	(101)	(928)

Ending units	2,903	2,305	5,221	4,447	828	190	1,013	610	1,388	1,010

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(80)	$307	$(66)	$184	$(54)	$143	$(55)	$149
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	16	11	13	7	41	4	28	9
Unrealized gain (loss)	13	777	159	619	137	488	97	365

Net increase (decrease) in contract owners’ equity from operations	(51)	1,095	106	810	124	635	70	523

Equity transactions:
Contract purchase payments	598	711	1,168	760	1,009	822	904	1,479
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(2)	0	(3)	0	(186)	0	(128)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	596	711	1,165	760	823	822	776	1,479

Net change in contract owners’ equity	545	1,806	1,271	1,570	947	1,457	846	2,002
Contract owners’ equity:
Beginning of period	5,224	3,418	3,926	2,356	3,604	2,147	3,910	1,908

End of period	$5,769	$5,224	$5,197	$3,926	$4,551	$3,604	$4,756	$3,910

Change in units:
Beginning units	412	343	256	197	244	184	258	158

Units purchased	46	69	71	59	64	60	57	100
Units redeemed	0	0	0	0	(12)	0	(8)	0

Ending units	458	412	327	256	296	244	307	258

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26)	$47	$(29)	$48	$(24)	$44	$(23)	$69
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	130	109	194	100	21	40	94	112
Unrealized gain (loss)	(81)	310	(106)	305	96	305	36	228

Net increase (decrease) in contract owners’ equity from operations	23	466	59	453	93	389	107	409

Equity transactions:
Contract purchase payments	535	243	828	263	759	280	140	503
Transfers (to) and from other subaccounts	606	0	0	0	0	0	(606)	334
Transfers (to) and from fixed dollar contract	(707)	0	(234)	0	(49)	0	0	129
Withdrawals, surrenders and death benefit payments	(1)	(325)	(1)	(310)	(63)	(294)	(43)	(322)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	433	(82)	593	(47)	647	(14)	(509)	644

Net change in contract owners’ equity	456	384	652	406	740	375	(402)	1,053
Contract owners’ equity:
Beginning of period	1,431	1,047	1,511	1,105	1,466	1,091	2,187	1,134

End of period	$1,887	$1,431	$2,163	$1,511	$2,206	$1,466	$1,785	$2,187

Change in units:
Beginning units	90	92	90	89	117	117	127	90

Units purchased	70	19	91	19	55	24	8	78
Units redeemed	(43)	(21)	(57)	(18)	(8)	(24)	(37)	(41)

Ending units	117	90	124	90	164	117	98	127

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Adviser Series — Class S
	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,047)	$(8,932)	$(6,425)	$3,174	$8,497	$1,756	$(375)	$(1,628)
Reinvested capital gains	0	0	0	0	107,388	80,847	73,104	0
Realized gain (loss)	39,339	6,714	37,066	4,651	16,023	33,490	94,888	19,790
Unrealized gain (loss)	60,975	59,470	15,261	65,666	(31,854)	(20,140)	69,650	188,862

Net increase (decrease) in contract owners’ equity from operations	91,267	57,252	45,902	73,491	100,054	95,953	237,267	207,024

Equity transactions:
Contract purchase payments	130,356	131,262	51,792	67,659	184,545	188,248	229,833	140,443
Transfers (to) and from other subaccounts	(3,854)	(21,728)	12,571	(70,090)	24,739	(114,197)	240,412	336,912
Transfers (to) and from fixed dollar contract	0	2,043	937	690	0	7,134	(13,040)	5,654
Withdrawals, surrenders and death benefit payments	(163,554)	(61,953)	(162,856)	(71,181)	(137,172)	(139,031)	(68,340)	(59,690)
Surrender charges (note 2)	0	(200)	(135)	(972)	(503)	(545)	(663)	0

Net equity transactions	(37,052)	49,424	(97,691)	(73,894)	71,609	(58,391)	388,202	423,319

Net change in contract owners’ equity	54,215	106,676	(51,789)	(403)	171,663	37,562	625,469	630,343
Contract owners’ equity:
Beginning of period	744,423	637,747	545,640	546,043	1,176,044	1,138,482	909,559	279,216

End of period	$798,638	$744,423	$493,851	$545,640	$1,347,707	$1,176,044	$1,535,028	$909,559

Change in units:
Beginning units	92,040	85,625	57,039	65,860	91,807	96,811	36,612	16,039

Units purchased	19,414	19,640	7,822	8,519	17,687	24,244	26,162	25,458
Units redeemed	(23,517)	(13,225)	(16,819)	(17,340)	(12,419)	(29,248)	(13,127)	(4,885)

Ending units	87,937	92,040	48,042	57,039	97,075	91,807	49,647	36,612

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,478)	$(4,056)	$(7)	$(1)	$(2,136)	$(3,045)
Reinvested capital gains	7,065	35,295	89	0	0	0
Realized gain (loss)	70,230	10,133	0	0	49,601	5,966
Unrealized gain (loss)	(56,335)	(13,281)	(93)	18	(14,430)	24,954

Net increase (decrease) in contract owners’ equity from operations	19,482	28,091	(11)	17	33,035	27,875

Equity transactions:
Contract purchase payments	11,974	35,547	0	0	8,548	30,484
Transfers (to) and from other subaccounts	(193,144)	(8,632)	0	500	(141,373)	(19,493)
Transfers (to) and from fixed dollar contract	0	1,712	0	0	0	0
Withdrawals, surrenders and death benefit payments	(98,110)	(58,130)	0	0	(29,311)	(6,858)
Surrender charges (note 2)	0	(888)	0	0	(56)	(80)

Net equity transactions	(279,280)	(30,391)	0	500	(162,192)	4,053

Net change in contract owners’ equity	(259,798)	(2,300)	(11)	517	(129,157)	31,928
Contract owners’ equity:
Beginning of period	295,940	298,240	517	0	236,600	204,672

End of period	$36,142	$295,940	$506	$517	$107,443	$236,600

Change in units:
Beginning units	19,785	22,078	29	0	27,206	26,623

Units purchased	767	2,752	0	29	1,153	4,115
Units redeemed	(18,255)	(5,045)	0	0	(18,122)	(3,532)

Ending units	2,297	19,785	29	29	10,237	27,206

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

							Van Kampen Universal Institutional
							Funds — Class I
	Goldman Sachs Variable Insurance Trust								Core Plus
	Growth & Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate		Fixed Income
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,989	$1,238	$(1,156)	$(334)	$(1,475)	$(1,140)	$(2,326)	$(1,880)	$887	$1,145
Reinvested capital gains	36,089	11,970	6,098	0	0	0	89,366	52,437	0	223
Realized gain (loss)	9,819	11,901	17,030	3,416	4,522	2,100	49,301	21,160	(245)	(141)
Unrealized gain (loss)	(49,135)	27,707	(24,958)	12,569	6,947	5,434	(331,612)	174,826	492	(198)

Net increase (decrease) in contract owners’ equity from operations	(1,238)	52,816	(2,986)	15,651	9,994	6,394	(195,271)	246,543	1,134	1,029

Equity transactions:
Contract purchase payments	34,147	39,819	17,145	15,835	30,272	18,129	174,212	204,162	17,940	14,738
Transfers (to) and from other subaccounts	25,374	26,893	(73,018)	11,120	16,959	(416)	(96,474)	147,020	(28,953)	(8,519)
Transfers (to) and from fixed dollar contract	17,982	715	100	2,040	0	0	760	1,058	0	0
Withdrawals, surrenders and death benefit payments	(25,128)	(64,030)	(20,683)	(19,067)	(25,226)	(15,259)	(106,942)	(64,643)	(2,479)	(3,233)
Surrender charges (note 2)	0	(833)	(31)	(270)	0	(58)	(4,728)	(49)	0	0

Net equity transactions	52,375	2,564	(76,487)	9,658	22,005	2,396	(33,172)	287,548	(13,492)	2,986

Net change in contract owners’ equity	51,137	55,380	(79,473)	25,309	31,999	8,790	(228,443)	534,091	(12,358)	4,015
Contract owners’ equity:
Beginning of period	323,468	268,088	157,847	132,538	100,232	91,442	1,067,027	532,936	40,826	36,811

End of period	$374,605	$323,468	$78,374	$157,847	$132,231	$100,232	$838,584	$106,027	$28,468	$40,826

Change in units:
Beginning units	23,462	23,529	14,273	13,350	10,966	10,717	27,066	18,414	3,744	3,455

Units purchased	6,949	5,547	1,963	3,343	5,091	2,377	8,970	12,311	1,699	1,379
Units redeemed	(3,277)	(5,614)	(8,934)	(2,420)	(2,742)	(2,128)	(10,038)	(3,659)	(2,934)	(1,090)

Ending units	27,134	23,462	7,302	14,273	13,315	10,966	25,998	27,066	2,509	3,744

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Lazard Retirement Series, Inc.
	Emerging Markets		Small Cap		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount(b)		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,241)	$(9,028)	$(11,289)	$(10,563)	$21	$(19)	$681	$(52)
Reinvested capital gains	251,334	79,375	318,748	65,956	2,213	0	9,260	803
Realized gain (loss)	116,017	72,386	8,035	28,918	127	4	(182)	12
Unrealized gain (loss)	51,613	131,623	(384,516)	18,778	(2,828)	579	(5,260)	2,792

Net increase (decrease) in contract owners’ equity from operations	416,723	274,356	(69,022)	103,089	(467)	564	4,499	3,555

Equity transactions:
Contract purchase payments	204,711	198,300	105,700	127,957	9,336	3,206	18,424	13,181
Transfers (to) and from other subaccounts	(33,547)	184,901	(79,227)	(24,306)	(2,227)	2,000	(6,787)	14,311
Transfers (to) and from fixed dollar contract	5,727	(389)	330	279	0	0	0	0
Withdrawals, surrenders and death benefit payments	(155,763)	(121,983)	(55,611)	(48,905)	(1,323)	(419)	(17,257)	(63)
Surrender charges (note 2)	(249)	(1,650)	(10)	(512)	0	(14)	0	(5)

Net equity transactions	20,879	259,179	(28,818)	54,513	5,786	4,773	(5,620)	27,424

Net change in contract owners’ equity	437,602	533,535	(97,840)	157,602	5,319	5,337	(1,121)	30,979
Contract owners’ equity:
Beginning of period	1,347,400	813,865	856,220	698,618	5,898	561	43,611	12,632

End of period	$1,785,002	$1,347,400	$758,380	$856,220	$11,217	$5,898	$42,490	$43,611

Change in units:
Beginning units	48,160	37,299	39,689	37,087	480	53	3,156	1,105

Units purchased	14,333	24,301	5,347	11,454	741	467	1,569	2,056
Units redeemed	(13,982)	(13,440)	(6,641)	(8,852)	(286)	(40)	(1,912)	(5)

Ending units	48,511	48,160	38,395	39,689	935	480	2,813	3,156

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,632)	$(20,339)	$(12,221)	$(5,085)	$(4,508)	$(4,850)	$2,637	$5,406
Reinvested capital gains	176,960	190,018	605,298	152,356	324	0	41,595	39,689
Realized gain (loss)	101,851	72,434	108,509	33,871	24,559	20,892	7,631	4,077
Unrealized gain (loss)	10,415	(72,608)	(379,954)	(23,696)	82,671	1,525	(56,808)	4,471

Net increase (decrease) in contract owners’ equity from operations	270,594	169,505	321,632	157,446	103,046	17,567	(4,945)	53,643

Equity transactions:
Contract purchase payments	340,334	338,589	418,656	389,905	113,179	100,444	73,215	91,643
Transfers (to) and from other subaccounts	(40,040)	(54,876)	98,121	193,708	1,179	(49,610)	31,732	42,942
Transfers (to) and from fixed dollar contract	1,524	12,952	(1,193)	12,266	0	522	1,924	8,493
Withdrawals, surrenders and death benefit payments	(201,742)	(131,365)	(329,894)	(114,823)	(94,568)	(105,683)	(17,045)	(18,494)
Surrender charges (note 2)	(479)	(899)	(9,139)	(337)	0	(1,607)	0	0

Net equity transactions	99,597	164,401	176,551	480,719	19,790	(55,934)	89,826	124,584

Net change in contract owners’ equity	370,191	333,906	498,183	638,165	122,836	(38,367)	84,881	178,227
Contract owners’ equity:
Beginning of period	1,862,904	1,528,998	1,956,223	1,318,058	395,850	434,217	408,116	229,889

End of period	$2,233,095	$1,862,904	$2,454,406	$1,956,223	$518,686	$395,850	$492,997	$408,116

Change in units:
Beginning units	91,242	83,058	151,318	112,101	57,664	66,515	27,065	18,041

Units purchased	32,416	31,218	71,561	58,347	16,990	18,822	14,070	14,195
Units redeemed	(27,543)	(23,034)	(58,833)	(19,130)	(14,190)	(27,673)	(8,414)	(5,171)

Ending units	96,115	91,242	164,046	151,318	60,464	57,664	32,721	27,065

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,180)	$(847)	$(2,926)	$(2,625)	$(1,493)	$(1,289)	$7,543	$6,754
Reinvested capital gains	5,935	1,100	0	0	4,018	3,312	18,803	26,155
Realized gain (loss)	742	4,354	2,264	15,885	1,336	1,033	19,613	9,283
Unrealized gain (loss)	(5,876)	3,061	21,158	(1,114)	4,108	(2,346)	(25,164)	38,969

Net increase (decrease) in contract owners’ equity from operations	(379)	7,668	20,496	12,146	7,969	710	20,795	81,161

Equity transactions:
Contract purchase payments	13,176	14,636	23,507	25,116	13,493	15,573	123,695	147,983
Transfers (to) and from other subaccounts	14,514	(23,124)	(268)	(22,320)	(5,166)	(5,227)	(145,939)	(128,343)
Transfers (to) and from fixed dollar contract	230	279	0	0	0	0	0	1,517
Withdrawals, surrenders and death benefit payments	(159)	(884)	(13,067)	(6,323)	(4,248)	(6,846)	(83,765)	(63,238)
Surrender charges (note 2)	0	0	0	0	0	(85)	0	(1,062)

Net equity transactions	27,761	(9,093)	10,172	(3,527)	4,079	3,415	(106,009)	(43,143)

Net change in contract owners’ equity	27,382	(1,425)	30,668	8,619	12,048	4,125	(85,214)	38,018
Contract owners’ equity:
Beginning of period	72,268	73,693	214,641	206,022	101,580	97,455	835,775	797,757

End of period	$99,650	$72,268	$245,309	$214,641	$113,628	$101,580	$750,561	$835,775

Change in units:
Beginning units	5,837	6,632	19,841	20,164	10,524	10,191	62,425	65,628

Units purchased	2,514	1,276	2,054	11,114	1,621	1,739	9,566	12,317
Units redeemed	(373)	(2,071)	(1,194)	(11,437)	(1,250)	(1,406)	(17,321)	(15,520)

Ending units	7,978	5,837	20,701	19,841	10,895	10,524	54,670	62,425

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II				PIMCO Variable Insurance Trust — Administrative Shares
	Small Company		Mid Cap Value		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,877)	$(2,823)	$(2,322)	$(3,131)	$27,184	$19,875	$14,052	$8,160	$2,972	$2,420
Reinvested capital gains	9,462	5,810	21,252	9,472	2,042	18,750	0	1,558	394	0
Realized gain (loss)	7,347	5,949	39,438	14,372	(8,206)	(2,315)	(448)	(1,449)	(607)	(2,283)
Unrealized gain (loss)	(28,313)	17,878	(58,833)	37,514	52,223	(38,403)	17,107	(931)	9,571	3,721

Net increase (decrease) in contract owners’ equity from operations	(14,381)	26,814	(465)	58,227	73,243	(2,093)	30,711	7,338	12,330	3,858

Equity transactions:
Contract purchase payments	48,402	45,961	124,952	107,827	136,275	132,191	87,626	66,718	44,146	35,322
Transfers (to) and from other subaccounts	(27,824)	(40,173)	35,970	21,364	97,299	51,610	114,885	30,130	25,386	(15,460)
Transfers (to) and from fixed dollar contract	100	437	138	6,691	5,697	2,886	2,660	13,913	2,098	0
Withdrawals, surrenders and death benefit payments	(26,400)	(11,613)	(137,728)	(50,162)	(164,597)	(45,134)	(60,772)	(26,019)	(29,766)	(12,129)
Surrender charges (note 2)	0	(18)	(5,775)	(908)	0	(203)	0	(222)	0	(114)

Net equity transactions	(5,722)	(5,406)	17,557	84,812	74,674	141,350	144,399	84,520	41,864	7,619

Net change in contract owners’ equity	(20,103)	21,408	17,092	143,039	147,917	139,257	175,110	91,858	54,194	11,477
Contract owners’ equity:
Beginning of period	215,715	194,307	492,808	349,769	715,316	576,059	300,983	209,125	133,114	121,637

End of period	$195,612	$215,715	$509,900	$492,808	$863,233	$715,316	$476,093	$300,983	$187,308	$133,114

Change in units:
Beginning units	12,806	13,089	23,825	19,495	59,675	47,758	26,369	18,774	10,866	10,253

Units purchased	3,258	3,067	12,911	8,652	27,936	21,956	23,150	13,892	6,161	4,380
Units redeemed	(3,587)	(3,350)	(12,349)	(4,322)	(21,655)	(10,039)	(10,648)	(6,297)	(2,906)	(3,767)

Ending units	12,477	12,806	24,387	23,825	65,956	59,675	38,871	26,369	14,121	10,866

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series Inc.		Service Class		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,232)	$(1,145)	$57	$(60)	$(14,744)	$(11,469)	$1,083	$(3,783)
Reinvested capital gains	4,783	0	0	0	50,574	47,570	41,449	19,941
Realized gain (loss)	1,088	3,996	1,536	683	31,589	15,304	23,084	10,235
Unrealized gain (loss)	2,793	3,452	(46)	3,770	(116,411)	65,405	(58,704)	31,201

Net increase (decrease) in contract owners’ equity from operations	7,432	6,303	1,547	4,393	(48,992)	116,810	6,912	57,594

Equity transactions:
Contract purchase payments	6,362	12,369	4,012	3,765	232,039	225,348	119,986	101,252
Transfers (to) and from other subaccounts	(254)	(643)	(9,860)	4,462	(23,465)	89,420	10,832	5,811
Transfers (to) and from fixed dollar contract	0	0	(1,401)	0	10	4,277	5,454	424
Withdrawals, surrenders and death benefit payments	(2,624)	(21,894)	(995)	(1,400)	(151,267)	(68,310)	(45,308)	(44,335)
Surrender charges (note 2)	0	0	0	(89)	(6,992)	(23)	(1,777)	(986)

Net equity transactions	3,484	(10,168)	(8,244)	6,738	50,325	250,712	89,187	62,166

Net change in contract owners’ equity	10,916	(3,865)	(6,697)	11,131	1,333	367,522	96,099	119,760
Contract owners’ equity:
Beginning of period	86,434	90,299	34,557	23,426	1,085,055	717,533	395,469	275,709

End of period	$97,350	$86,434	$27,860	$34,557	$1,086,388	$1,085,055	$491,568	$395,469

Change in units:
Beginning units	11,095	12,587	2,426	1,886	51,615	38,922	18,221	15,176

Units purchased	858	1,640	274	1,180	18,825	21,345	12,062	6,780
Units redeemed	(437)	(3,132)	(845)	(640)	(16,917)	(8,652)	(8,205)	(3,735)

Ending units	11,516	11,095	1,855	2,426	53,523	51,615	22,078	18,221

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

					Old Mutual Insurance
					Series Fund		UBS Series Trust —
	The Prudential Series Fund, Inc.				Technology &		Class I
	Jennison		Jennison 20/20 Focus		Communications		U.S. Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(483)	$(167)	$(4,028)	$(1,303)	$(187)	$(231)	$23	$52
Reinvested capital gains	0	0	36,303	4,522	0	0	0	0
Realized gain (loss)	1,400	45	23,207	(64)	645	503	146	115
Unrealized gain (loss)	2,658	710	(32,777)	9,254	3,088	(88)	(171)	7

Net increase (decrease) in contract owners’ equity from operations	3,575	588	22,705	12,409	3,546	184	(2)	174

Equity transactions:
Contract purchase payments	12,448	12,240	97,752	52,316	365	3,738	264	595
Transfers (to) and from other subaccounts	(829)	0	128,364	57,432	(4,935)	(7,979)	(414)	0
Transfers (to) and from fixed dollar contract	0	0	0	11,691	0	0	0	0
Withdrawals, surrenders and death benefit payments	295	(623)	(16,253)	(6,706)	0	0	(1,265)	(2,309)
Surrender charges (note 2)	0	0	0	(101)	0	0	0	(23)

Net equity transactions	11,914	11,617	209,863	114,632	(4,570)	(4,241)	(1,415)	(1,737)

Net change in contract owners’ equity	15,489	12,205	232,568	127,041	(1,024)	(4,057)	(1,417)	(1,563)
Contract owners’ equity:
Beginning of period	20,666	8,461	166,042	39,001	15,956	20,013	1,882	3,445

End of period	$36,155	$20,666	$398,610	$166,042	$14,932	$15,956	$465	$1,882

Change in units:
Beginning units	1,580	647	9,871	2,599	1,248	1,618	138	276

Units purchased	1,824	982	24,919	7,953	28	300	19	46
Units redeemed	(892)	(49)	(12,978)	(681)	(388)	(670)	(123)	(184)

Ending units	2,512	1,580	21,812	9,871	888	1,248	34	138

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
			Fundamental
	All Cap		Value	Investors
	Subaccount		Subaccount	Subaccount
	2007	2006	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2)	$7	$182	$230	$10
Reinvested capital gains	76	42	864	604	22
Realized gain (loss)	83	0	321	367	5
Unrealized gain (loss)	(87)	87	(1,107)	(995)	40

Net increase (decrease) in contract owners’ equity from operations	70	136	260	206	77

Equity transactions:
Contract purchase payments	252	986	6,217	13,610	1,011
Transfers (to) and from other subaccounts	(1,569)	0	12,545	10,838	(80)
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	1	0	(64)	162
Surrender charges (note 2)	0	0	0	0	0

Net equity transactions	(1,317)	987	18,762	24,384	1,093

Net change in contract owners’ equity	(1,247)	1,123	19,022	24,590	1,170
Contract owners’ equity:
Beginning of period	1,247	124	0	1,170	0

End of period	$0	$1,247	$19,022	$25,760	$1,170

Change in units:
Beginning units	98	11	0	91	0

Units purchased	19	87	2,027	2,429	97
Units redeemed	(117)	0	(532)	(563)	(6)

Ending units	0	98	1,495	1,957	91

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities		Total
	Subaccount		Subaccount		Subaccount		Subaccounts
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,126	$(136)	$(26)	$(7)	$10,562	$3,242	(109,540)	(123,086)
Reinvested capital gains	8,350	0	0	0	3,248	768	1,933,088	875,926
Realized gain (loss)	4,373	638	71	7	6,376	1,420	1,612,155	969,234
Unrealized gain (loss)	14,963	14,196	148	31	(13,472)	25,586	(736,394)	2,008,901

Net increase (decrease) in contract owners’ equity from operations	28,812	14,698	193	31	6,714	31,016	2,699,309	3,730,975

Equity transactions:
Contract purchase payments	41,857	34,319	3,929	1,071	77,076	61,199	6,044,668	6,041,231
Transfers (to) and from other subaccounts	122,622	8,666	689	(198)	172,243	191,309	0	0
Transfers (to) and from fixed dollar contract	1,408	669	0	0	1,658	3,782	1,028,873	(28,776)
Withdrawals, surrenders and death benefit payments	(23,413)	(2,941)	(504)	0	(20,411)	(30,309)	(5,036,132)	(4,698,383)
Surrender charges (note 2)	0	0	0	0	0	0	(43,608)	(30,503)

Net equity transactions	142,474	40,713	4,114	873	230,566	225,981	1,993,801	1,283,569

Net change in contract owners’ equity	171,286	55,411	4,307	904	237,280	256,997	4,693,110	5,014,544
Contract owners’ equity:
Beginning of period	108,091	52,680	949	45	323,010	66,013	35,656,368	30,641,824

End of period	$279,377	$108,091	$5,256	$949	$560,290	$323,010	$40,349,478	$35,656,368

Change in units:
Beginning units	8,065	4,710	82	4	26,702	6,367	2,168,276	2,078,262

Units purchased	12,495	3,821	363	95	33,044	23,132	1,050,149	843,664
Units redeemed	(2,261)	(466)	(42)	(17)	(14,499)	(2,797)	(910,242)	(753,650)

Ending units	18,299	8,065	403	82	45,247	26,702	2,308,183	2,168,276

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, and Income Opportunity

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Janus Adviser Series — Class S:  Large Cap Growth, Worldwide, Balanced, and International Growth

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate and Core Plus Fixed Income

Lazard Retirement Series, Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Class:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

The Prudential Series Fund Inc.:  Jennison and Jennison 20/20 Focus

Old Mutual Insurance Series Fund:  Technology & Communications

UBS Series Trust — Class I:  U.S. Allocation

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

The underlying funds in which the subaccounts invests, other than the Dow Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $17.7 million and $14.6 million for the years ended December 31, 2007 and 2006, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable policies through the Account. The primary distribution for the policies is conducted by an affiliate, although other means of distribution may be utilized.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement Advantage

Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5

Sales Charge made from purchase payments	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
0% to 7%

State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.5% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(4)	Fund Mergers & Replacements

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. All Cap Portfolio was merged into Fundamental Value Portfolio and Investors Portfolio had no change.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(6) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2007	99,573	$22.097336	$2,200,294	1.35%	−7.15%	0.04%
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
2004	163,717	$21.597987	$3,535,959	1.35%	10.93%	0.05%
2003	149,235	$19.469237	$2,905,483	1.35%	42.43%	0.18%
Money Market Subaccount
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
2004	97,121	$12.807711	$1,243,896	1.35%	−0.34%	0.99%
2003	103,074	$12.851243	$1,324,634	1.35%	−0.60%	0.73%
Bond Subaccount
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	−0.92%	3.51%
2004	38,854	$17.375575	$675,103	1.35%	4.47%	0.00%
2003	36,807	$16.631542	$612,160	1.35%	8.99%	5.64%
Omni Subaccount
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
2004	105,359	$12.778232	$1,346,306	1.35%	5.69%	1.40%
2003	107,499	$12.090792	$1,299,744	1.35%	24.52%	1.79%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%
2004	117,465	$13.209970	$1,551,706	1.35%	11.47%	0.00%
2003	119,596	$11.851173	$1,417,353	1.35%	30.83%	0.46%
Capital Appreciation Subaccount
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
2004	77,484	$26.485361	$2,052,197	1.35%	11.00%	0.41%
2003	69,937	$23.861066	$1,668,763	1.35%	29.78%	0.26%
Millennium Subaccount
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	−1.33%	0.00%
2004	89,408	$24.826960	$2,219,724	1.35%	9.45%	0.00%
2003	97,339	$22.683293	$2,207,973	1.35%	35.83%	0.00%
International Small Co. Subaccount
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
2004	26,983	$20.128608	$543,133	1.35%	19.26%	1.11%
2003	22,582	$16.878187	$381,141	1.35%	51.87%	0.22%
Aggressive Growth Subaccount
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
2004	75,111	$7.368530	$553,458	1.35%	7.50%	0.00%
2003	74,403	$6.854281	$509,981	1.35%	29.74%	0.00%
Small Cap Growth Subaccount
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
2004	32,381	$11.209752	$362,979	1.35%	9.96%	0.00%
2003	31,259	$10.194790	$318,683	1.35%	43.41%	0.00%
Mid Cap Opportunity Subaccount
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
2004	100,292	$21.025847	$2,108,731	1.35%	12.04%	0.00%
2003	98,271	$18.766091	$1,844,166	1.35%	44.39%	0.04%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%
2004	236,654	$16.512291	$3,907,707	1.35%	8.83%	1.19%
2003	224,376	$15.172578	$3,404,368	1.35%	26.14%	1.22%
Blue Chip Subaccount
2007	20,682	$11.192265	$231,481	1.35%	−9.96%	1.14%
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
2004	18,235	$10.476751	$191,040	1.35%	8.14%	1.55%
2003	13,780	$9.688215	$133,501	1.35%	24.90%	1.49%
High Income Bond Subaccount
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
2004	28,689	$13.154607	$377,390	1.35%	9.19%	0.42%
2003	18,410	$12.047143	$221,790	1.35%	21.15%	8.26%
Capital Growth Subaccount
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
2004	34,574	$8.146152	$281,644	1.35%	18.11%	0.00%
2003	30,908	$6.897135	$213,179	1.35%	38.23%	0.00%
Nasdaq-100 Index Subaccount
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
2004	61,454	$3.925776	$241,255	1.35%	8.53%	0.00%
2003	49,264	$3.617177	$178,195	1.35%	45.89%	0.00%
Bristol Subaccount
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
2004	1,506	$10.966446	$16,518	1.35%	7.17%	0.00%
2003	144	$10.232462	$1,475	1.35%	30.69%	1.17%
Bryton Growth Subaccount
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
2004	3,574	$9.677044	$34,584	1.35%	6.07%	0.00%
2003	1,513	$9.123508	$13,801	1.35%	33.81%	0.00%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05
Balanced Subaccount
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Income Opportunity Subaccount
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05
Dow Target 10 Portfolios:
First Quarter Subaccount
2007	458	$12.587705	$5,769	1.35%	−0.74%	0.00%
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	−7.47%	0.00%
2004	961	$10.779241	$10,355	1.35%	1.83%	0.00%
2003	750	$10.585044	$7,939	1.35%	23.58%	3.20%
Second Quarter Subaccount
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	−3.91%	0.00%
2004	972	$12.473413	$12,126	1.35%	0.57%	0.00%
2003	903	$12.403069	$11,205	1.35%	26.66%	3.40%
Third Quarter Subaccount
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	−6.68%	0.00%
2004	565	$12.525918	$7,071	1.35%	1.96%	0.00%
2003	431	$12.285097	$5,293	1.35%	22.81%	3.09%
Fourth Quarter Subaccount
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	−5.77%	0.00%
2004	500	$12.812486	$6,409	1.35%	−0.21%	0.00%
2003	369	$12.839764	$4,736	1.35%	22.17%	2.90%
Dow Target 5 Portfolios:
First Quarter Subaccount
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	−3.50%	0.00%
2004	110	$11.836643	$1,297	1.35%	9.21%	0.00%
2003	434	$10.838384	$4,702	1.35%	17.96%	2.39%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (continued)
Second Quarter Subaccount
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	−4.38%	0.00%
2004	103	$12.917878	$1,325	1.35%	9.48%	0.00%
2003	123	$11.799065	$1,446	1.35%	21.61%	2.43%
Third Quarter Subaccount
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	−20.25%	0.00%
2004	122	$11.654989	$1,420	1.35%	6.43%	0.00%
2003	141	$10.951276	$1,545	1.35%	13.36%	3.02%
Fourth Quarter Subaccount
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	−13.66%	0.00%
2004	99	$14.576759	$1,437	1.35%	5.13%	0.00%
2003	94	$13.864873	$1,308	1.35%	17.95%	2.63%
Janus Adviser Series — Class S:
Large Cap Growth Subaccount
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
2004	97,500	$7.260655	$707,915	1.35%	3.10%	0.00%
2003	96,641	$7.042398	$680,583	1.35%	28.45%	0.00%
Worldwide Subaccount
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
2004	80,973	$7.921814	$641,452	1.35%	3.33%	0.39%
2003	82,882	$7.666199	$635,387	1.35%	21.20%	0.72%
Balanced Subaccount
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
2004	115,525	$11.069611	$1,278,817	1.35%	6.97%	1.68%
2003	105,520	$10.348523	$1,091,975	1.35%	12.49%	1.56%
International Growth Subaccount
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%
2004	3,241	$13.393020	$43,413	1.35%	18.25%	1.65%
2003	89	$11.325895	$1,011	1.35%	13.26%	11.62%	10/1/03

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
2004	21,788	$12.689902	$276,482	1.35%	16.64%	0.00%
2003	25,178	$10.879374	$273,918	1.35%	35.18%	0.08%
Small/Mid Cap Value Subaccount
2007	29	$17.229915	$506	1.35%	−2.05%	0.02%
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
2004	410	$13.401021	$5,496	1.35%	15.21%	0.00%
2003	342	$11.632173	$3,974	1.35%	36.55%	0.13%
Discovery Subaccount
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	37,974	$7.108847	$269,951	1.35%	17.56%	0.00%
2003	30,930	$6.046759	$187,027	1.35%	32.43%	0.00%
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
2004	17,151	$11.110873	$190,566	1.35%	17.21%	1.76%
2003	13,914	$9.479323	$131,895	1.35%	22.70%	1.52%
Structured U.S. Equity Subaccount
2007	7,302	$10.733343	$78,374	1.35%	−2.95%	0.58%
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
2004	9,874	$9.446706	$93,279	1.35%	13.41%	1.36%
2003	6,734	$8.329966	$56,090	1.35%	27.75%	0.98%
Capital Growth Subaccount
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%
2004	21,515	$8.400330	$180,731	1.35%	7.63%	0.79%
2003	21,564	$7.804780	$168,301	1.35%	22.09%	0.38%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2007	25,998	$32.255549	$838,584	1.35%	−18.18%	1.12%
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
2004	11,818	$25.059133	$296,151	1.35%	34.57%	1.85%
2003	2,019	$18.621058	$37,591	1.35%	35.68%	0.00%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
2004	222	$10.361744	$2,300	1.35%	2.97%	3.72%
2003	113	$10.062541	$1,137	1.35%	0.63%	0.00%	10/1/03
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
2004	21,433	$15.708095	$336,664	1.35%	28.84%	0.67%
2003	15,617	$12.191521	$190,391	1.35%	50.90%	0.06%
Small Cap Subaccount
2007	38,395	$19.752091	$758,380	1.35%	−8.44%	0.00%
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
2004	36,028	$18.357319	$661,376	1.35%	13.35%	0.00%
2003	30,489	$16.194743	$493,763	1.35%	35.40%	0.00%
U.S. Strategic Equity Subaccount
2007	935	$11.997707	$11,217	1.35%	−2.28%	1.59%
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%
2004	79,390	$15.808563	$1,255,048	1.35%	22.99%	0.00%
2003	50,283	$12.853329	$646,303	1.35%	36.41%	0.18%
VIP Contrafund Subaccount
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
2004	71,449	$10.215506	$729,884	1.35%	13.62%	0.15%
2003	38,442	$8.990841	$345,623	1.35%	26.49%	0.19%
VIP Growth Subaccount
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
2004	67,649	$6.270947	$424,222	1.35%	1.74%	0.12%
2003	54,031	$6.163398	$333,017	1.35%	30.78%	0.08%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2007	32,721	$15.066691	$492,997	1.35%	−0.08%	1.98%
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
2004	13,999	$12.232939	$171,251	1.35%	9.75%	0.94%
2003	3,188	$11.146397	$35,530	1.35%	11.46%	0.00%	10/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
2004	8,114	$10.721077	$86,993	1.35%	4.79%	0.00%
2003	3,542	$10.230959	$36,239	1.35%	31.66%	0.00%
Investors Growth Stock Subaccount
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
2004	20,339	$9.935102	$202,065	1.35%	7.53%	0.00%
2003	9,461	$9.239429	$87,418	1.35%	20.97%	0.00%
Mid Cap Growth Subaccount
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
2004	10,292	$9.422469	$96,972	1.35%	12.85%	0.00%
2003	6,156	$8.349469	$51,399	1.35%	34.79%	0.00%
Total Return Subaccount
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
2006	62,425	$13.388479	$835,775	1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757	1.35%	1.23%	1.86%
2004	57,107	$12.007500	$685,711	1.35%	9.54%	1.47%
2003	29,795	$10.961278	$326,587	1.35%	14.46%	1.23%
J.P. Morgan Series Trust II:
Small Company Subaccount
2007	12,477	$15.677503	$195,612	1.35%	−6.93%	0.01%
2006	12,806	$16.845403	$215,715	1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307	1.35%	2.04%	0.00%
2004	9,281	$14.547478	$135,019	1.35%	25.47%	0.00%
2003	2,063	$11.594205	$23,919	1.35%	34.17%	0.00%
Mid Cap Value Subaccount
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
2006	23,825	$20.684794	$492,808	1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769	1.35%	7.76%	0.17%
2004	16,390	$16.649549	$272,893	1.35%	19.44%	0.30%
2003	14,655	$13.939328	$204,279	1.35%	27.90%	0.31%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
2006	59,675	$11.986899	$715,316	1.35%	−0.62%	4.26%
2005	47,758	$12.062047	$576,059	1.35%	0.74%	2.86%
2004	32,593	$11.973265	$390,244	1.35%	7.46%	1.08%
2003	11,067	$11.141628	$123,300	1.35%	7.40%	2.06%
Total Return Subaccount
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%
2006	26,369	$11.414176	$300,983	1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125	1.35%	1.09%	3.52%
2004	13,908	$11.018470	$153,245	1.35%	3.49%	1.90%
2003	7,426	$10.646846	$79,069	1.35%	3.65%	2.66%
Global Bond Subaccount
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%
2006	10,866	$12.250266	$133,114	1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637	1.35%	−7.86%	2.50%
2004	15,730	$12.876036	$202,543	1.35%	9.13%	1.86%
2003	11,268	$11.799242	$132,958	1.35%	12.91%	2.14%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
2006	11,095	$7.790275	$86,434	1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299	1.35%	3.16%	0.00%
2004	15,497	$6.954328	$107,770	1.35%	5.73%	0.08%
2003	17,314	$6.577645	$113,888	1.35%	16.76%	0.02%	5/2/03
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
2004	365	$12.092543	$4,412	1.35%	3.40%	1.77%
2003	135	$11.695305	$1,577	1.35%	16.95%	3.98%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2007	53,523	$20.297399	$1,086,388	1.35%	−3.45%	0.05%
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
2004	20,713	$17.210209	$356,473	1.35%	23.28%	0.00%
2003	5,319	$13.959822	$74,252	1.35%	39.60%	0.00%	5/1/03
Micro-Cap Subaccount
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
2004	18,662	$16.497173	$307,875	1.35%	12.33%	0.00%
2003	2,557	$14.686946	$37,552	1.35%	46.87%	0.00%	5/1/03

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison Subaccount
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
2004	5	$11.622710	$53	1.35%	7.76%	0.00%
2003	2	$10.785777	$23	1.35%	7.86%	0.00%	10/1/03
Jennison 20/20 Focus Subaccount
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
2004	1,441	$12.540687	$18,071	1.35%	13.84%	0.00%
2003	5	$11.016365	$57	1.35%	10.16%	0.00%	10/1/03
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
2004	618	$11.406981	$7,054	1.35%	5.00%	0.00%
2003	44	$10.863707	$480	1.35%	8.64%	0.00%	10/1/03
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%
2004	33	$11.868970	$388	1.35%	8.90%	0.16%
Legg Mason Partners Variable Equity Trust — Class I (note 4):

Fundamental Value Subaccount
2007	1,495	$12.727208	$19,022	1.35%	−4.90%	6.09%	4/27/07
Investors Subaccount
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05
Franklin Flex Cap Growth Securities Subaccount
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2007

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

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Ohio National Variable Account D
Post Office Box 371
Cincinnati, Ohio 45201

Form 1326 Rev. 2-08